United States
				Securities And Exchange Commission
					Washington, D.C. 20549

					Form 13F


				Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 31st March 2003

Check here if Amendment ( ); Amendment Number:_____

This Amendment(Check only one.):    		( ) is a restatement.
			             		( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

				Name:		Endeavour Capital Advisors, Inc.
				Address:	289 Greenwich Avenue
	 					2nd Floor
	 					Greenwich CT 06830

				Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: 			Glenn Hofsess
Title: 			CFO
Phone: 			203-618-0101
Signature, 		Place, 			and Date of Signing:
Pippa Grace 		Greenwich CT  		April 13, 2003

Report Type (Check only one.):
			(X)  13F HOLDINGS REPORT.
			( )  13F NOTICE.
			( )  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

				FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  		NONE
Form 13F Information Table Entry Total:  	29
Form 13F Information Table Value Total:  	139,265
					     (thousands)


List of Other Included Managers:


NONE


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	FORM 13F INFORMATION TABLE

     NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  SH/PRN PUT/CALL INVSTMT D MANAGERS   SOLE   SHARED   NONE
ALLSTATE CORP            COMMON          20002101          7,473  225,300      SH             SOLE            225,300
AMBAC FINANCIAL GROUP    COMMON          23139108          4,410   87,300      SH             SOLE             87,300
ASTORIA FINANCIAL        OTC IS          46265104          3,800  163,600      SH             SOLE            163,600
BANK OF AMERICA CORP     COMMON          60505104          1,671   25,000      SH             SOLE             25,000
BANK OF NEW YORK CO      COMMON          64057102          4,955  241,700      SH             SOLE            241,700
BAY VIEW CAPITAL WARRANTSCV WAR          9390822               0  217,865      SH             SOLE            217,865
EVEREST REINSURANCE      COMMON          G3223R108         4,743   82,900      SH             SOLE             82,900
FIRST NIAGARA FINL       OTC IS          33582V108         1,586  135,000      SH             SOLE            135,000
GOLDMAN SACHS GROUP      COMMON          38141G104         2,580   37,900      SH             SOLE             37,900
GREENPOINT FINANCIAL     COMMON          395384100         2,778   62,000      SH             SOLE             62,000
KEYCORP NEW              COMMON          493267108         5,038  223,300      SH             SOLE            223,300
LENDINGTREE INC          OTC IS          52602Q105         2,950  252,800      SH             SOLE            252,800
NATIONAL CITY CORP       COMMON          635405103         2,548   91,500      SH             SOLE             91,500
NEW YORK COMMUNITY BANK  OTC IS          649445103        14,043  471,240      SH             SOLE            471,240
OHIO CAS CORP            OTC IS          677240103         3,857  298,500      SH             SOLE            298,500
PHOENIX COMPANIES IN     OTC IS          71902E109         6,349  876,900      SH             SOLE            876,900
PMI GROUP INC            COMMON          69344M101        16,498  645,700      SH             SOLE            645,700
PROVIDENT FINANCIAL      COMMON          74386T105         1,581  100,000      SH             SOLE            100,000
SCHWAB CHARLES CORP      COMMON          808513105         3,971  550,000      SH             SOLE            550,000
SCOTTISH ANNUNITY        OTC IS          G7885T104         8,156  468,200      SH             SOLE            468,200
SOVEREIGN BANCORP INC    OTC IS          845905108         2,572  185,700      SH             SOLE            185,700
TRAVELERS PROPERTY       OTC IS          89420G109        10,229  726,000      SH             SOLE            726,000
UNIONBANCAL CORP         COMMON          908906100         1,925   48,840      SH             SOLE             48,840
UNUMPROVIDENT CORP       COMMON          91529Y106         1,181  120,500      SH             SOLE            120,500
US BANCORP DEL           COMMON          902973304         7,440  392,000      SH             SOLE            392,000
USB HOLDING CO INC       COMMON          902910108         2,173  133,300      SH             SOLE            133,300
WACHOVIA CORP 2ND NEW    COMMON          929903102           753   22,100      SH             SOLE             22,100
WASHINGTON MUTUAL        COMMON          939322103         8,315  235,750      SH             SOLE            235,750
WILLIS GROUP HOLDINGS    OTC IS          G96655108         5,690  205,400      SH             SOLE            205,400
